Write-Downs of Long-Lived Assets	6 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Write-Downs of Long-Lived Assets
19.	Write-Downs of Long-Lived Assets
The Company and its subsidiaries perform tests for recoverability on long-lived assets classified as held and used for which events or changes in circumstances indicated that the assets might be impaired. The Company and its subsidiaries consider an asset’s carrying amount as not recoverable when such carrying amount exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.
As of March 31, 2024 and September 30, 2024, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2024	As of September 30, 2024
Investment in operating leases	¥43,775	¥22,212
Property under facility operations	8,405	0
Office facilities	82	0
Other assets	6,005	667
Other liabilities	68	0
The long-lived assets classified as held for sale as of March 31, 2024 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment, PE Investment and Concession segment and Aircraft and Ships segment. The long-lived assets classified as held for sale as of September 30, 2024 are included in Corporate Financial Services and Maintenance Leasing segment, Real Estate segment and Aircraft and Ships segment.
The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

For the six months ended September 30, 2023 and 2024, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥538 million and ¥506 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2023		Six months ended September 30, 2024
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥0	1	¥5	2
Others*	8	—	235	—

Total	¥8	—	¥240	—

	Six months ended September 30, 2023		Six months ended September 30, 2024
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	439	2	0	0
Condominiums	1	1	0	0
Others*	90	—	266	—

Total	¥530	—	¥266	—

*	For “Others,” the number of properties is omitted.
Losses of ¥36 million in Corporate Financial Services and Maintenance Leasing segment, ¥440 million in Real Estate segment, ¥34 million in PE Investment and Concession segment and ¥28 million in Environment and Energy segment were recorded for the six months ended September 30, 2023. Losses of ¥102 million in Corporate Financial Services and Maintenance Leasing segment, ¥102 million in Real Estate segment, ¥59 million in PE Investment and Concession segment and ¥243 million in Environment and Energy segment were recorded for the six months ended September 30, 2024.